Significant accounting estimates, assumptions and judgments - Additional Information (Detail) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended			20 Months Ended
	Jul. 28, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Apr. 22, 2021
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Share capital			€ 1	€ 1
Percentage of voting equity interests acquired			100.00%
Deferred tax assets		€ 4,837	€ 8,209	4,573	€ 4,837	€ 4,837
Impairments of property, plant and equipment			354	466	272
Reversal of impairments loss			€ 381	0	0
Chargers [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of up time an equipment being functional without technical issues			95.00%
Impairments of property, plant and equipment			€ 354	466	272
Reversal of impairments loss			381	0	0
DE And BE [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Deferred tax assets			570
GERMANY
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Deferred tax assets				722
Consultancy Firm [Member] | Madeline [Member] | Amendment To Special Fees Agreement [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Amended agreement provides right to subscribe additional shares percentage of share capital as A consideration for services after completion of listing							5.00%
Mega E [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Consideration paid (received)	€ 0	0
Share capital		€ 100			€ 100	€ 100
Percentage of voting equity interests acquired	100.00%
Percentage of shares and voting rights held						100.00%
Mega E [Member] | Call Option Agreement [Member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of voting equity interests acquired	100.00%
Computer software [member]
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Carrying value of capitalized development costs			€ 4,198	€ 3,812
Useful life measured as period of time, intangible assets other than goodwill			3 years
Description of useful life intangible assets other than goodwill			actual useful life may be shorter or longer than three years, depending on innovations, market developments and competitor actions.